INVESTMENT IN ASSOCIATE (Details Narrative) - Stimunity SA [Member] - USD ($)	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Equity in (loss) income	$ 50,000
Investment reduced		$ 0